Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
1 to 29 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks	$ 14,454	$ 31,249
Subtotal past-due loans and advances to banks	14,454	31,249
Commercial loans	133,625	213,574
Import-export financing	5,246	9,337
Factoring transactions	16,255	32,002
Commercial lease transactions	17,889	53,756
Other loans and receivables	1,449	1,947
Residential mortgage loans	90,462	152,599
Consumer loans	136,147	221,162
Subtotal past-due loans to customers	401,073	684,377
Total	415,527	715,626
30 to 59 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks
Subtotal past-due loans and advances to banks
Commercial loans	29,240	54,980
Import-export financing	71	712
Factoring transactions	1,464	3,031
Commercial lease transactions	3,904	8,098
Other loans and receivables	135	259
Residential mortgage loans	24,875	73,838
Consumer loans	53,786	102,344
Subtotal past-due loans to customers	113,475	243,262
Total	113,475	243,262
60 to 89 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks
Subtotal past-due loans and advances to banks
Commercial loans	13,039	27,255
Import-export financing	223	1,158
Factoring transactions	157	339
Commercial lease transactions	979	4,735
Other loans and receivables	162	115
Residential mortgage loans	9,795	32,932
Consumer loans	22,764	51,976
Subtotal past-due loans to customers	47,119	118,510
Total	$ 47,119	$ 118,510